ORDINARY SHARE AND SHARE INCENTIVE PLANS - Intrinsic Value - Additional Information (Details) - 2017 Equity Incentive Plan	12 Months Ended
Dec. 31, 2021 $ / shares
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 0.87
Weighted average remaining contractual life of options exercisable	5 years 5 months 26 days
Weighted average remaining contractual life of options expected to vest	6 years 4 months 28 days